Share-based Payments - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Based Payment Arrangements [Abstract]
Options outstanding, beginning of year | shares	4,589,000	4,481,000
Granted | shares	402,000	819,000
Exercised | shares	(906)
Expired | shares	(1,002,000)	(711,000)
Options outstanding, end of year | shares	3,083,000	4,589,000
Options exercisable, end of year | shares	1,810,000	2,797,000
Options outstanding, beginning of year | $ / shares	$ 2.16	$ 2.86
Granted | $ / shares	2.16	0.79
Exercised | $ / shares	2.34	0
Expired | $ / shares	2.19	4.99
Options outstanding, end of year | $ / shares	2.10	2.16
Options exercisable, end of year | $ / shares	$ 2.35	$ 2.35